LVIP American Century Large Company Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.83%
Aerospace & Defense–1.49%
RTX Corp.	19,324	$2,341,296
		2,341,296
Air Freight & Logistics–2.03%
United Parcel Service, Inc. Class B	23,426	3,193,901
		3,193,901
Automobile Components–0.66%
†Aptiv PLC	14,445	1,040,184
		1,040,184
Automobiles–0.59%
General Motors Co.	20,662	926,484
		926,484
Banks–6.92%
JPMorgan Chase & Co.	23,058	4,862,010
Truist Financial Corp.	68,670	2,937,016
U.S. Bancorp	67,181	3,072,187
		10,871,213
Beverages–2.28%
Heineken Holding NV	24,548	1,852,675
Pernod Ricard SA	11,414	1,722,864
		3,575,539
Building Products–0.70%
Johnson Controls International PLC	14,088	1,093,370
		1,093,370
Capital Markets–6.66%
Bank of New York Mellon Corp.	37,831	2,718,536
BlackRock, Inc.	3,379	3,208,394
Charles Schwab Corp.	44,964	2,914,117
Northern Trust Corp.	18,045	1,624,591
		10,465,638
Chemicals–0.64%
Akzo Nobel NV	14,225	1,002,327
		1,002,327
Communications Equipment–3.78%
Cisco Systems, Inc.	56,542	3,009,165
†F5, Inc.	13,268	2,921,614
		5,930,779
Construction Materials–1.00%
CRH PLC	16,996	1,576,209
		1,576,209
Consumer Staples Distribution & Retail–1.18%
†Dollar Tree, Inc.	14,941	1,050,651
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Koninklijke Ahold Delhaize NV	22,992	$794,167
		1,844,818
Containers & Packaging–1.93%
Graphic Packaging Holding Co.	68,222	2,018,689
Packaging Corp. of America	4,730	1,018,842
		3,037,531
Diversified Telecommunication Services–2.29%
BCE, Inc.	21,158	735,590
Verizon Communications, Inc.	63,751	2,863,058
		3,598,648
Electric Utilities–6.36%
Duke Energy Corp.	26,455	3,050,262
Edison International	21,090	1,836,728
Eversource Energy	26,523	1,804,890
Xcel Energy, Inc.	50,527	3,299,413
		9,991,293
Electrical Equipment–1.25%
Emerson Electric Co.	17,977	1,966,144
		1,966,144
Electronic Equipment, Instruments & Components–0.95%
TE Connectivity PLC	9,897	1,494,348
		1,494,348
Energy Equipment & Services–0.99%
Baker Hughes Co.	42,964	1,553,149
		1,553,149
Entertainment–1.00%
Walt Disney Co.	16,357	1,573,380
		1,573,380
Financial Services–1.98%
†Berkshire Hathaway, Inc. Class B	6,749	3,106,295
		3,106,295
Food Products–3.48%
Conagra Brands, Inc.	54,739	1,780,112
General Mills, Inc.	28,231	2,084,859
Mondelez International, Inc. Class A	21,686	1,597,608
		5,462,579
Ground Transportation–2.40%
Norfolk Southern Corp.	15,181	3,772,479
		3,772,479
LVIP American Century Large Company Value Fund–1

LVIP American Century Large Company Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–8.56%
Becton Dickinson & Co.	8,759	$2,111,795
Medtronic PLC	66,792	6,013,283
Zimmer Biomet Holdings, Inc.	49,184	5,309,413
		13,434,491
Health Care Providers & Services–6.18%
†Centene Corp.	20,485	1,542,111
CVS Health Corp.	23,430	1,473,278
†Henry Schein, Inc.	34,030	2,480,787
Quest Diagnostics, Inc.	10,144	1,574,856
UnitedHealth Group, Inc.	2,612	1,527,184
Universal Health Services, Inc. Class B	4,859	1,112,760
		9,710,976
Household Products–2.27%
Kimberly-Clark Corp.	16,579	2,358,860
Reckitt Benckiser Group PLC	19,738	1,207,812
		3,566,672
Industrial Conglomerates–0.80%
Siemens AG	6,253	1,262,221
		1,262,221
Insurance–4.18%
Allstate Corp.	14,404	2,731,719
Chubb Ltd.	2,751	793,361
MetLife, Inc.	11,357	936,725
Willis Towers Watson PLC	7,114	2,095,286
		6,557,091
IT Services–1.65%
Amdocs Ltd.	19,346	1,692,388
Cognizant Technology Solutions Corp. Class A	11,697	902,775
		2,595,163
Machinery–1.27%
Dover Corp.	4,982	955,249
Oshkosh Corp.	10,282	1,030,359
		1,985,608
Oil, Gas & Consumable Fuels–6.18%
Chevron Corp.	4,625	681,124
Coterra Energy, Inc.	41,254	988,033
Enterprise Products Partners LP	70,258	2,045,210
Exxon Mobil Corp.	32,075	3,759,832
Shell PLC	46,154	1,496,361
TotalEnergies SE ADR	11,460	740,545
		9,711,105
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–0.51%
Southwest Airlines Co.	27,179	$805,314
		805,314
Personal Care Products–3.07%
Kenvue, Inc.	97,961	2,265,838
Unilever PLC ADR	39,202	2,546,562
		4,812,400
Pharmaceuticals–5.72%
Johnson & Johnson	41,149	6,668,607
Merck & Co., Inc.	7,319	831,146
Roche Holding AG	4,628	1,479,691
		8,979,444
Residential REITs–0.59%
Equity Residential	12,502	930,899
		930,899
Retail REITs–0.61%
Realty Income Corp.	15,152	960,940
		960,940
Semiconductors & Semiconductor Equipment–3.05%
Analog Devices, Inc.	13,635	3,138,368
†ON Semiconductor Corp.	11,364	825,140
QUALCOMM, Inc.	4,870	828,143
		4,791,651
Specialized REITs–1.00%
American Tower Corp.	6,751	1,570,013
		1,570,013
Trading Companies & Distributors–1.63%
†Beacon Roofing Supply, Inc.	9,216	796,539
MSC Industrial Direct Co., Inc. Class A	20,406	1,756,140
		2,552,679
Total Common Stock (Cost $129,570,456)		153,644,271

MONEY MARKET FUND–2.18%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	3,417,103	3,417,103
Total Money Market Fund (Cost $3,417,103)		3,417,103

LVIP American Century Large Company Value Fund–2

LVIP American Century Large Company Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.01% (Cost $132,987,559)	$157,061,374
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(8,255)
NET ASSETS APPLICABLE TO 7,811,720 SHARES OUTSTANDING–100.00%	$157,053,119

†Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(858,390)	USD	637,204	12/20/24	$1,167	$—
BOA	GBP	(1,694,555)	USD	2,257,995	12/20/24	—	(7,108)
CITI	EUR	(1,286,403)	USD	1,436,500	12/20/24	—	(212)
GSI	EUR	(1,286,403)	USD	1,435,471	12/20/24	—	(1,240)
GSI	EUR	(482,036)	USD	539,689	12/20/24	1,329	—
GSI	GBP	(1,694,555)	USD	2,258,672	12/20/24	—	(6,430)
JPMC	EUR	(1,286,403)	USD	1,436,391	12/20/24	—	(321)
MSC	CHF	(526,146)	USD	624,483	12/20/24	—	(2,849)
UBS	CHF	(526,146)	USD	624,713	12/20/24	—	(2,619)
UBS	EUR	(1,286,403)	USD	1,435,201	12/20/24	—	(1,511)
Total Foreign Currency Exchange Contracts						$2,496	$(22,290)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Large Company Value Fund–3